Redeemable Convertible Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020
Redeemable Convertible Preferred Stock (Details) [Line Items]
Conversion stock, shares issued (in Shares)	2,630,585
Accrued and unpaid dividends (in Dollars)			$ 14.7	$ 13.6
Convertible into common stock, percentage		65.00%	65.00%
Percentage of cumulative dividend		8.00%	8.00%
Preferred shares outstanding percentage		65.00%	65.00%
Series D Preferred Stock [Member]
Redeemable Convertible Preferred Stock (Details) [Line Items]
Conversion stock, shares issued (in Shares)	2,630,585
Conversion stock, shares converted (in Shares)	747,451
Accrued and unpaid dividends (in Dollars)	$ 11.8
Purchase price (in Dollars per share)		$ 4.50	$ 4.50	$ 4.50	$ 4.50
Preferred shares outstanding percentage		65.00%	65.00%
Number of director		1	1
Series A Preferred Stock [Member]
Redeemable Convertible Preferred Stock (Details) [Line Items]
Purchase price (in Dollars per share)		$ 1.82	$ 1.82
Series B Preferred Stock [Member]
Redeemable Convertible Preferred Stock (Details) [Line Items]
Purchase price (in Dollars per share)		1.82	1.82
Series C Preferred Stock [Member]
Redeemable Convertible Preferred Stock (Details) [Line Items]
Purchase price (in Dollars per share)		$ 1.50	$ 1.50
Number of director		3	3